SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 10, 2024 shares	May 06, 2024 employee shares	Jul. 31, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Apr. 09, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock			10.00%
Maximum share issuances, additional shares (in shares) | shares			20,000
Exchange program, weighted average exercise price (in dollars per share) | $ / shares						$ 3.36
Exchange program, weighted average exercise price as percentage of closing price						1.5
Exchange program, number of participants | employee		266
Options issued in connection with exchange (in shares) | shares	2,200			2,237
Exchange program, elected exchange in period (in shares) | shares		3,900
Exchange program, elected issuance (in shares) | shares		2,200
Options issued in connection with exchange weighted average exercise price (in usd per share) | $ / shares				$ 2.10
Outstanding, Weighted-average remaining contractual life (in years)				6 years 3 months 29 days	6 years 7 months 6 days
Incremental expenses				$ 0.2
Weighted average stock price of options on dates on which options were exercised during the year (in USD per share) | $ / shares				$ 2.27
Unrecognized share-based compensation expense, options				$ 3.6
Capitalized Share-Based Compensation Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ending inventory				$ 0.8	$ 0.7
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation expense, period for recognition				4 years 2 months 12 days
Stock options received in exchange for any originally vested options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				1 year
Expiration period				8 years
Stock options received in exchange for any originally unvested stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				2 years
Expiration period				8 years
Stock options received in exchange for any originally unvested stock options | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights (in percent)				50.00%
Stock options received in exchange for any originally unvested stock options | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights (in percent)				50.00%
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				5 years
Fair value of shares vested				$ 3.5	$ 3.4
Unrecognized share-based compensation expense, period for recognition				4 years
Unrecognized share-based compensation expense				$ 4.6
Minimum | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period				8 years
Maximum | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period				10 years